Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Summary of the Company's real estate development commitments

	Number of Properties	Costs Incurred to Date	Expected Costs to Complete (unaudited)	Ownership Stake
Wholly owned - under development	7	$248,746	$425,529	100%
Joint ventures:
Consolidated Joint Ventures	1	13,072	32,928	90%
Unconsolidated Joint Ventures	3	37,913	142,987	95%

		$299,731	$601,444

Future minimum lease payments

	Ground Leases (a)	Office Space
2012	$5,043	$458
2013	5,043	478
2014	5,043	498
2015	5,043	499
2016	5,043	40
Thereafter	314,914	—

	$340,129	$1,973